Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
The Chesapeake Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.22%	5.78%	10.14%
The Chesapeake Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.24%	5.08%	9.78%
The Chesapeake Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.00%	4.48%	8.38%